Non-interest income (Tables)	12 Months Ended
Sep. 30, 2018
Non-interest income
Schedule of non-interest income

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Fees and commissions
Facility fees	1,347	1,333	1,297	1,333	1,299
Transaction fees and commissions	1,105	1,193	1,177	886	953
Other non-risk fee income	98	229	281	54	211

Total fees and commissions	2,550	2,755	2,755	2,273	2,463

Wealth management and insurance income1
Life insurance and funds management net operating income	1,825	1,590	1,657	-	-
General insurance and lenders mortgage insurance net operating income	236	210	242	-	-

Total wealth management and insurance income	2,061	1,800	1,899	-	-

Trading income2	945	1,202	1,124	919	1,095

Other income
Dividends received from subsidiaries	-	-	-	2,013	1,859
Dividends received from other entities	3	2	7	3	2
Net gain on sale of associates3	-	279	-	-	-
Net gain on disposal of assets	24	6	1	-	5
Net gain/(loss) on hedging overseas operations	-	-	(6)	19	152
Net gain/(loss) on derivatives held for risk management purposes4	8	52	(88)	8	52
Net gain/(loss) on financial instruments designated at fair value	38	11	(6)	36	3
Net gain/(loss) on disposal of controlled entities	(9)	-	1	-	-
Rental income on operating leases	107	143	109	77	104
Share of associates’ net profit/(loss)	(10)	17	30	-	-
Other5	(89)	19	11	5	20

Total other income	72	529	59	2,161	2,197

Transactions with subsidiaries	-	-	-	472	376

Total non-interest income	5,628	6,286	5,837	5,825	6,131

Wealth management and insurance income comprised
Funds management income	1,145	997	1,006	-	-
Life insurance premium income	1,410	1,204	1,114	-	-
Life insurance commissions, investment income and other income	666	544	386	-	-
Life insurance claims and changes in life insurance liabilities	(1,396)	(1,155)	(849)	-	-
General insurance and lenders mortgage insurance net premiums earned	472	451	455	-	-
General insurance and lenders mortgage insurance investment, commissions and other income	50	77	70	-	-
General insurance and lenders mortgage insurance claims incurred, underwriting and commission expenses	(286)	(318)	(283)	-	-

Total wealth management and insurance income	2,061	1,800	1,899	-	-

1Wealth management and insurance income includes policy holder tax recoveries.

2Trading income represents a component of total markets income from WIB markets business, Westpac Pacific and Treasury foreign exchange operations in Australia and New Zealand.

3On 26 May 2017, the Group sold 60 million (19% of Pendal’s shares on issue) Pendal shares. Refer to Note 35 for further details.

4Income from derivatives held for risk management purposes reflects the impact of economic hedges of foreign currency capital and earnings.

5Other includes $104 million of impairment on the remaining shareholdings of Pendal for the Group and nil for Parent in 2018.